Stockholder’s Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Equity [Abstract]
Stockholder’s Equity

6. Stockholder’s Equity

Preferred Stock

The Company has 10,000,000 shares of preferred stock authorized at a par value of $0.00001 with 5,500,000 being designated as Series A Convertible Preferred Stock. Of the 5,500,000 authorized shares of Series A Convertible Preferred Stock, 73,449 were issued and outstanding as of June 30, 2024. Each share of Series A Convertible Preferred Stock is convertible at any time into 10 shares of the Company’s common stock. The Series A Preferred Stock is the economic equivalent of the common stock but has no voting rights and is subject to a blocker which prohibits the conversion into common stock if it would result in the investor owning more than 4.99% of the Company’s outstanding common stock at such time.

Common Stock

The Company has 100,000,000 shares of common stock authorized at a par value of $0.00001.

In February 2023, the Company completed its IPO for the sale of 1,297,318 units (each, a “Unit,” collectively, the “Units”) at a price of $6.50 per Unit for a total of approximately $8.4 million of gross proceeds. Each Unit consisted of one share of the Company’s common stock, one tradeable warrant (each, a “Tradeable Warrant,” collectively, the “Tradeable Warrants”) to purchase one share of common stock at an exercise price of $7.80 per share, and one non-tradeable warrant (each, a “Non-tradeable Warrant,” collectively, the “Non-tradeable Warrants”; together with the Tradeable Warrants, each, a “Warrant,” collectively, the “Warrants”) to purchase one share of the Company’s common stock at an exercise price of $8.125.

In connection with the completion of its IPO, the Company issued an aggregate of 331,166 shares of common stock upon the conversion of certain outstanding convertible debt (see Note 3 and Note 4).

In connection with the IPO, in February 2023, the Company completed a 1-for-7 reverse split of its common stock. Stockholders’ equity and all references to shares and per share amounts in the accompanying unaudited condensed consolidated financial statements have been retroactively adjusted to reflect the reverse stock split for all periods presented.

In February 2023, the Company issued 7,692 shares of common stock for consulting services and recognized $50,000 of compensation expense related to these shares.

In February 2024, the Company received approximately $6.5 million of gross proceeds from the sale of 1,247,092 shares of common stock, 478,429 pre-funded warrants and 1,725,521 warrants (collectively the “Units”). The Units were sold at a price of $3.782 and the sale was completed via an underwritten secondary public offering and includes the underwriter’s exercise of their overallotment option. The warrants have an exercise price of $4.16 and expire five years from issuance. The pre-funded warrants have an exercise price of $0.001 and were all exercised in their entirety in the first quarter of 2024.

Dilutive securities are excluded from the diluted earnings per share calculation because their effect is anti-dilutive. As of June 30, 2024, 5,307,444 warrants and 830,925 options for common shares were excluded from the calculation of net loss per share. As of June 30, 2023, 3,796,147 warrants and 448,717 options for common shares were excluded from the calculation of net loss per share.

2022 Equity Incentive Plan

In November 2022, the Company’s Board of Directors adopted, and its shareholders approved, the 2022 Equity Incentive Plan (the “Plan”). The Plan provides for the granting of equity-based awards to employees, directors, and consultants. The Plan provides for equity-based awards including incentive stock options, non-qualified stock options, stock appreciation rights, performance share awards, cash awards and other equity-based awards. Awards are limited to a maximum term of 10 years and any exercise prices shall not be less than 100% of the fair market value of one share of common stock on the grant date.

Stock Options

The following tables summarizes the stock option activity for the six months ended June 30, 2024:

	Number of Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2023	527,717	$4.17	9.00	$112,141
Granted	313,000	3.86
Exercised	-	-
Forfeited / canceled	(9,792)	5.45
Outstanding at June 30, 2024	830,925	4.04	8.89	-
Vested at June 30, 2024	405,102	4.03	8.46	-

	Number of Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2022	69,217	$3.06	7.08	$117,669
Granted	379,500	4.53
Exercised	-	-
Forfeited / canceled	-	-
Outstanding at June 30, 2023	448,717	4.30	9.35	174,563
Vested at June 30, 2023	177,985	3.91	8.72	77,706

The fair value of options granted during the six months ended June 30, 2024 and 2023 was estimated using the Black-Scholes option pricing model based on the assumptions in the table below:

	Six Months Ended June 30,
	2024	2023
Expected dividend yield	0%	0%
Expected volatility	92% - 96%	87% - 88%
Risk-free interest rate	4.0% - 4.4%	3.4% - 3.9%
Expected life (in years)	5.25 - 6.0	5.0 - 6.0

●	Volatility – The trading volatility was determined by calculating the volatility of the Company’s peer group.
●	Expected life of options – The expected life of options granted to employees was determined using the simplified method.
●	Risk-free interest rate – This is the U.S. Treasury rate, having a term comparable to the expected life of the stock option.
●	Dividend yield – The Company does not expect to pay a dividend in the foreseeable future.

The weighted-average grant-date fair value of options granted during the six months ended June 30, 2024 and 2023 was $2.94 and $3.26, respectively.

During the three and six months ended June 30, 2024, the Company recognized $191,772 and $524,791, respectively of compensation expense related to stock options. During the three and six months ended June 30, 2023, the Company recognized $253,816 and $359,054, respectively of compensation expense related to stock options.

As of June 30, 2024, the total unrecognized compensation expense related to unvested stock options was approximately $1,209,000, which the Company expects to recognize over a weighted-average period of approximately 1.8 years.

Warrants

The following table provides details over the Company’s outstanding warrants as of June 30, 2024:

Exercise Price	Expiration	Number of Warrants
$0.0007	2030	274,286
$2.10 - $2.66	2026 - 2032	446,160
$3.36 - $4.27	2028 - 2029	1,933,226
$6.51 - $7.80	2026 - 2032	1,484,829
$8.125	2027 - 2028	1,443,227
		5,581,728

Warrants Issued in Conjunction with Transactions

During the year ended December 31, 2023, the Company issued the following warrants as part of the Company’s February 2023 IPO:

●	276,452 contingent warrants to certain debt holders with an exercise price of $4.27 and an expiration date 5 years from issuance. As of June 30, 2024, 204,033 warrants have been exercised and 72,419 remain outstanding. As a result of the February 2024 transaction, the exercise price of the warrants was reduced to $3.782 pursuant to the anti-dilution provision contained in the warrants. The effect of the change in price was recognized as a deemed dividend of $5,794 which increases net loss available to common stockholders for the six months ended June 30, 2024.
●	18,000 contingent warrants as fees to the Company’s underwriters with an exercise price of $8.125 and an expiration date 4 years from issuance. As of June 30, 2024, none of these warrants have been exercised. As a result of the February 2024 transaction, the exercise price of the warrants was reduced to $3.782 pursuant to the anti-dilution provision contained in the warrants. The effect of the change in price was recognized as a deemed dividend of $10,980 which increases net loss available to common stockholders for the six months ended June 30, 2024.
●	1,297,318 tradable warrants with an exercise price of $7.80 and an expiration date 5 years from issuance. Through June 30, 2024, 100 warrants have been exercised.

●	1,297,318 non-tradable warrants with an exercise price of $8.125 and an expiration date 5 years from issuance. As of June 30, 2024, none of these warrants have been exercised.
●	153,409 tradeable warrants to our underwriters pursuant to the overallotment options with an exercise price of $7.80 and an expiration date 5 years from issuance. As of June 30, 2024, none of these warrants have been exercised.
●	153,409 non-tradeable warrants to our underwriters pursuant to the overallotment options with an exercise price of $8.125 and an expiration date 5 years from issuance. As of June 30, 2024, none of these warrants have been exercised.

During the six months ended June 30, 2024, the Company issued the following warrants as part of the Company’s secondary public offering:

●	1,507,139 warrants to purchase shares of the Company’s common stock at an exercise price of $4.16 per share and an expiration date 5 years from issuance. In addition, the Company issued an additional 218,382 warrants with an exercise price of $4.16 and an expiration date 5 years from issuance pursuant to the underwriters’ overallotment option. As of June 30, 2024, 16,000 of these warrants have been exercised and 1,709,521 remain outstanding.
●	478,429 pre-funded warrants with an exercise price of $0.001. As of June 30, 2024, all of these pre-funded warrants have been exercised.
●	90,428 warrants with an exercise price of $4.16 per share and an expiration date 5 years from issuance to our underwriters. The warrants were valued at approximately $263,000 and as of June 30, 2024, none of these warrants have been exercised.

Warrants Issued as Consideration for Services

The following table summarizes the activity for warrants issued as consideration for services for the six months ended June 30, 2024 and the year ended December 31, 2023:

	Number of Warrants	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2022	678,176	$1.57	7.6	$2,131,123
Granted	-	-
Exercised	-	-
Forfeited / canceled	-	-
Outstanding at December 31, 2023	678,176	1.57	6.6	1,209,136
Granted	-	-
Exercised	(14,285)	2.66
Forfeited / canceled	-	-
Outstanding at June 30, 2024	663,891	1.55	6.1	474,323
Vested at June 30, 2024	663,891	1.55	6.1	474,323

During the three and six months ended June 30, 2024, the Company recognized $610 and $3,007, respectively, of compensation expense related to certain warrants. During the three and six months ended June 30, 2023, the Company recognized $8,451 and $30,663, respectively, of compensation expense related to certain warrants.

As of June 30, 2024, there was no unrecognized compensation expense related to unvested warrants.

8. Stockholders’ Equity

Preferred Stock

The Company has 10,000,000 shares of preferred stock authorized at a par value of $0.00001 with 5,500,000 being designated as Series A Convertible Preferred Stock. On October 5, 2022, the Company entered into an exchange agreement with an Investor providing for the exchange of 734,492 shares of commons stock into 73,449 shares of Series A Convertible Preferred Stock. Each share of Series A Convertible Preferred Stock is convertible at any time into 10 shares of the Company’s common stock. The Series A Preferred Stock is the economic equivalent of the common stock but has no voting rights and is subject to a blocker which prohibits the conversion into common stock if it would result in the Investor owning more than 4.99% of the Company’s outstanding common stock at such time. The Company evaluated the terms of the exchange and determined there was no significant change in fair value and therefore the Series A Preferred Stock was valued at $315,000 which is the Investor’s basis in the common stock that was exchanged.

Common Stock

The Company has 100,000,000 shares of common stock authorized at a par value of $0.00001. During the year ended December 31, 2022, the Company:

●	Exchanged 734,429 shares of common stock for shares of Series A Convertible Preferred stock as noted above,
●	Issued 205,984 shares of common stock pursuant to a conversion of $226,138 worth of convertible notes principal and interest,
●	Cancelled 112,225 shares of common stock as the change in number of shares issued as part of the cancellation of the prior agreements and new agreements with advisors, and
●	Issued 39,879 shares of common stock pursuant to a license agreement valued at $189,828.

After the Company signed two licenses for two drug programs from universities in the first half of 2022 it engaged an independent valuation firm to perform an Enterprise-Equity valuation. The results of this engagement resulted in an increase in the value per share of common stock used in the Black Scholes option pricing model employed to value the Company’s equity grants and warrant issuances.

In February 2023, the Company completed its IPO for the sale of 1,297,318 units (each, a “Unit,” collectively, the “Units”) at a price of $6.50 per Unit for a total of approximately $8.4 million of gross proceeds. Each Unit consisted of one share of the Company’s common stock, one tradeable warrant (each, a “Tradeable Warrant,” collectively, the “Tradeable Warrants”) to purchase one share of common stock at an exercise price of $7.80 per share, and one non-tradeable warrant (each, a “Non-tradeable Warrant,” collectively, the “Non-tradeable Warrants”; together with the Tradeable Warrants, each, a “Warrant,” collectively, the “Warrants”) to purchase one share of the Company’s common stock at an exercise price of $8.125.

In connection with the completion of its IPO, the Company issued an aggregate of 331,166 shares of common stock upon the conversion of certain outstanding convertible debt.

In connection with the IPO, in February 2023, the Company completed a 1-for-7 reverse split of our common stock. Stockholders’ equity and all references to shares and per share amounts in the accompanying consolidated financial statements have been retroactively adjusted to reflect the reverse stock split for all periods presented.

In February 2023, the Company issued 7,692 shares of common stock for consulting services and recognized $50,000 of compensation expense related to these shares.

In the second quarter of 2023, we issued 436,533 shares of common stock following the exercise of 436,533 warrants for proceeds of $1,494,658.

Dilutive securities are excluded from the diluted earnings per share calculation because their effect is anti-dilutive. As of December 31, 2023 and December 31, 2022, 3,521,880 and 927,373 warrants were not included in the calculation of net loss per share, respectively. In addition, 527,717 and 69,217 options for common shares were not included in the calculation of net loss per share, respectively.

2022 Equity Incentive Plan

In November 2022, the Company’s Board of Directors adopted, and its shareholders approved the 2022 Equity Incentive Plan (the “Plan”). The Plan provides for the granting of equity-based awards to employees, directors, and consultants. The Plan provides for equity-based awards including incentive stock options, non-qualified stock options, stock appreciation rights, performance share awards, cash awards and other equity-based awards. Awards are limited to a maximum term of 10 years and any exercise prices shall not be less than 100% of the fair market value of one share of common stock on the grant date. The Plan authorizes an initial maximum number of shares underlying awards of 900,000 with an automatic annual 15% increase beginning in 2024. As of December 31, 2023, there were 441,500 awards authorized but unissued available under the Plan.

Stock Options

The following tables summarizes the stock option activity for the years ended December 31, 2023 and 2022:

	Number of Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2021	468,571	$3.32	7.4	$-
Granted	-	$-
Exercised	-	$-
Forfeited / canceled	(399,354)	$-
Outstanding at December 31, 2022	69,217	$3.06	7.1	$-
Granted	458,500	$4.34
Exercised	-	$-
Forfeited / canceled	-	$-
Outstanding at December 31, 2023	527,717	$4.17	9.0	$112,141
Vested at December 31, 2023	255,826	$4.01	8.5	$62,193

The fair value of options granted in the year ended December 31, 2023 was estimated using the Black-Scholes option pricing model based on the assumptions in the table below:

2023
Expected dividend yield	0%
Expected volatility	87% - 92%
Risk-free interest rate	3.4% - 4.4%
Expected life (in years)	5.0 - 6.0

●	Volatility - The trading volatility was determined by calculating the volatility of the Company’s peer group.
●	Expected life of options – The expected life of options granted to employees was determined using the simplified method.
●	Risk-free interest rate – This is the U.S. Treasury rate, having a term comparable to the expected life of the stock option.
●	Dividend yield – The Company does not expect to pay a dividend in the foreseeable future.

The weighted-average grant-date fair value of options granted during the year ended December 31, 2023 was $3.15. The total grant-date fair value of options granted and vested during the year ended December 31, 2023 was approximately $1,445,200 and $585,500, respectively.

No options were exercised in any of the periods presented.

During the years ended December 31, 2023 and 2022, the Company recognized $592,268 and $2,010, respectively of compensation expense related to stock options.

As of December 31, 2023, the total unrecognized compensation expense related to unvested stock options, was approximately $861,000, which the Company expects to recognize over a weighted-average period of approximately 1.9 years.

Warrants

During the years ended December 31, 2023 and 2022, the Company granted a total of 3,195,906 and 415,247 warrants, respectively. The warrants have an original life of ten years and vest over varying periods up to 24 months from the grant date. During the year ended December 31, 2023, warrants to purchase 27,867 shares vested and had a fair value of $39,265. During the year ended December 31, 2022, 350,908 shares of warrants vested and amended with a fair value of $337,269, 51,941 shares of warrants were reclassified with a fair value of $11,097, and 42,057 shares of warrants with a fair value of $1,883 were forfeited.

During the year ended December 31, 2021, the Company granted a total of 431,659 warrants. Of this amount, 200,000 warrants, with a fair value of $12,462, were granted to advisors related to the Company’s IPO objective. The warrants have an original life of five years and vest 30 days before the intended IPO. During the year ended December31, 2021, 0 shares of these warrants were vested. As of June 30, 2022, the warrants for 200,000 shares were cancelled and voided per agreement of the warrant holder and the Company. There was no gain or loss recognized due to this cancellation.

During the year ended December 31, 2021, the Company issued 92,859 warrants with a fair value of $12,980, in connection with convertible bridge debt agreements with multiple parties including a related party. The warrants had an original life of five years. During the period ending June 30, 2022, the Company determined that 50,735 warrants, with a fair value of $11,097, should not have been issued. The fair value was reclassified to additional paid in capital. In May 2022, the Company and the noteholders agreed to cancel and void the previous 99,000 warrants and entered into a new agreement for 115,185 warrants and the exercise price increased to $2.50 from $1.00, with a fair value of $15,412. In May 2022, the Company and the note holders agreed to cancel and void the previous 195,000 warrants and entered into a new agreement for 225,000 warrants with an exercise price of $2.50, with a fair value of $64,978.

The 92,859 warrants discussed above were initially discounted against the notes, subsequent to the year ended December 31, 2021, they were deemed voided and these individuals were issued new warrants in accordance with the new terms as stated above. We assessed the differences in fair values and determined the values were de minimis and expensed the full value of the new warrants.

During the year ended December 31, 2023, the Company issued the following warrants:

●	In February 2023, in connection with the completion of the initial public offering, the Company issued 276,452 contingent warrants to certain debt holders with an exercise price of $4.27 and an expiration date 5 years from issuance.

●	In February 2023, in connection with the completion of the initial public offering, the Company issued 18,000 contingent warrants as fees to the Company’s underwriters with an exercise price of $8.125 and an expiration date 4 years from issuance.

●	As part of the sale of units in the Company’s initial public offering the Company issued 1,297,318 tradable warrants with an exercise price of $7.80 and an expiration date 5 years from issuance. Also, as part of the sale of units in the Company’s initial public offering, the Company issued 1,297,318 non-tradable warrants with an exercise price of $8.125 and an expiration date 5 years from issuance.

●	In February 2023, as part of the Company’s initial public offering, the Company issued 153,409 tradeable warrants to our underwriters pursuant to the overallotment options with an exercise price of $7.80 and an expiration date 5 years from issuance. Also in February 2023, as part of the Company’s initial public offering the Company issued 153,409 non-tradeable warrants to our underwriters pursuant to the overallotment options with an exercise price of $8.125 and an expiration date 5 years from issuance.

The following table provides details over the Company’s outstanding warrants including those issued as consideration for services and those issued in conjunction with transactions as of December 31, 2023:

Exercise Price	Expiration	Number of Warrants
$0.0007	2030	274,286
$2.10 - $2.66	2026 - 2032	460,445
$3.36 - $4.27	2028 - 2029	115,277
$6.51 - $7.80	2026 - 2032	1,484,929
$8.125	2027 - 2028	1,461,227
		3,796,164

During the years ended December 31, 2023 and 2022, the Company recognized $39,265 and $338,142, respectively of compensation expense related to certain warrants.

Warrants Issued as Consideration for Services

The following table summarizes the activity for warrants issued as consideration for services for the years ended December 31, 2023 and 2022:

	Number of Warrants	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2021	885,373	$2.59	7.4	$2,147
Granted	56,629	$3.87
Exercised	-	$-
Forfeited / canceled	(263,826)	$5.50
Outstanding at December 31, 2022	678,176	$1.57	7.6	$2,131,123
Granted	-	$-
Exercised	-	$-
Forfeited / canceled	-	$-
Outstanding at December 31, 2023	678,176	$1.57	6.6	$1,209,136
Vested at December 31, 2023	671,789	$1.56	6.6	$1,205,305

The fair value of options granted in the years ended 2022 were estimated using the Black-Scholes option pricing model based on the assumptions in the table below:

2022
Expected dividend yield	0%
Expected volatility	89%
Risk-free interest rate	1.86% - 1.97%
Expected life (in years)	10

●	Volatility - The trading volatility was determined by calculating the volatility of the Company’s peer group.
●	Expected life of options – The expected life of options granted to employees was determined using the simplified method.
●	Risk-free interest rate – This is the U.S. Treasury rate, having a term comparable to the expected life of the stock option.
●	Dividend yield – The Company does not expect to pay a dividend in the foreseeable future.

No warrants were issued in the year ended December 31, 2023.

As of December 31, 2023, the total unrecognized compensation expense related to unvested warrants was approximately $3,000, which the Company expects to recognize over a weighted-average period of approximately 0.2 years.

The total grant-date fair value of warrants vested during the year ended December 31, 2023 was approximately $39,300.